Goodwill and in-Process Research and Development	3 Months Ended
Mar. 31, 2024
Goodwill and in-Process Research and Development [Abstract]
GOODWILL AND IN-PROCESS RESEARCH AND DEVELOPMENT

Note 6 — GOODWILL AND IN-PROCESS RESEARCH AND DEVELOPMENT

Goodwill

As part of entering into the AirJoule JV agreement, the Company recognized goodwill in an amount of $247,233,000, as of March 4, 2014. There was no change in the carrying amount of goodwill from March 4, 2024 to March 31, 2024.

In-process research and development

The following table summarizes net fair value of research and development cost related to AirJoule, LLC:

	March 31, 2024	March 4, 2024
In-process research and development	$365,300,000	$365,300,000
Total intangible assets	365,300,000	365,300,000
Less: Impairment charge	—	—
Total amortizable intangible assets, net	$365,300,000	$365,300,000

There was no change in the carrying amount of in-process research and development from March 4, 2024 to March 31, 2024.